INCOME TAXES (Details 2) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets:
Allowance for loan losses	$ 8,378,598	$ 10,661,185
Restricted stock awards	625,609	341,262
Non-accrual interest	733,418	328,138
Deferred compensation	2,013,960	1,894,867
Equity investments	117,870	129,692
Other	739,580	402,482
Total deferred tax assets	12,609,035	13,757,626
Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Core deposit intangible	15,559	30,185
Premises and equipment	768,039	777,827
Unrealized gains on securities available for sale	13,161	190
Other	21,473	24,476
Total deferred tax liabilities	970,543	984,989
Net deferred tax assets	$ 11,638,492	$ 12,772,637